Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible assets
Schedule of intangible assets

	As of December 31,
	2024	2025
	RMB	RMB	US$
Computer software, systems and technology	14,814	15,238	2,179
Brand	10,300	10,300	1,473
Customer relationships	13,800	13,800	1,973
Less: Accumulated amortization	(25,147)	(29,372)	(4,200)
Total intangible assets, net	13,767	9,966	1,425

Schedule of estimated amortization expense related to the existing intangible assets

	RMB	US$
For the year ending December 31, 2026	4,128	590
2027	1,524	218
2028	1,035	148
2029	1,030	147
2030	1,030	147